Stock-Based Compensation - Schedule of Other Equity Instruments (Detail) - Deferred Share Units [Member] - Board of Director [Member] - Equity	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of range of exercise prices of outstanding share options [Line Items]
Beginning balance	2,538,000	2,645,000
Issued	229,000	141,000
Reinvested	102,000	98,000
Redeemed	(416,000)	(346,000)
Forfeitures and cancellations	(58,000)
Ending balance	2,395,000	2,538,000